Dividends Payable	12 Months Ended
Sep. 30, 2017
Dividends Payable [Abstract]
DIVIDENDS PAYABLE

NOTE 15. DIVIDENDS PAYABLE

	As of September 30, 2017	As of September 30, 2016
	US$(’000)	US$(’000)
Dividend due to shareholders	$777	$775
	$777	$775

In fiscal year 2009, the shareholders of Kingtone Information made a resolution to distribute US$4,096,000 to all shareholders in proportion to their shareholding percentage. In fiscal year 2010, two shareholders received their dividend payment. The balance represents outstanding unpaid dividends to the remaining shareholders.